UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number  (811- 05037)
                                                    ------------

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                       PROFESSIONALLY MANAGED PORTFOLIOS
                        2020 E. FINANCIAL WAY, STE. 100
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5344
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2004
                         -------------

Date of reporting period:  December 31, 2003
                           -----------------

ITEM 1. REPORT TO STOCKHOLDERS.
------------------------------

LEONETTI & ASSOCIATES, INC.
PRIVATE FINANCIAL ADVISORS

THE LEONETTI BALANCED FUND

SEMI-ANNUAL REPORT

December 31, 2003

                                                      THE LEONETTI BALANCED FUND

Dear Shareholder,

The first half of your Fund's fiscal year has seen a continuation of the broad advance in the stock market that started in March 2003. Not only did the stock market rise, but bonds and especially gold enjoyed a strong year creating a rare occurrence in the financial markets where all three are moving in tandem.

The economy began a recovery in 2003 and most economic signs are pointing to a good 2004. The economic strength this year and the perceived strength in 2004 gave investors a reason to return to the stock market. The timing of the tax cuts and the extremely low interest rates made a large cash position an unattractive course, forcing investors back to stocks.

The portfolio exposures were 64% equity, 28% fixed income and 8% cash or cash equivalents. The Leonetti Balanced Fund's ten largest equity holdings in order were:

S&P 500 Depository Receipts (SPY)
Tribune Co. (TRB)
BB&T Corp. (BBT)
Genentech (DNA)
Lehman Bros. Holding (LEH)
Computer Sciences (CSC)
Sunrise Senior Living (SRZ)
Bank One (ONE)
Bed, Bath & Beyond (BBBY)
Borg Warner (BWA)

The Fund's fixed income holdings remained in the under five years until maturity range. The holdings consisted of a mixture of U.S. Treasury and Agency obligations and investment grade corporate bonds.

In fifteen months time we have clearly seen both extremes of human economic emotion. The obvious question on investor's minds is: where do we go from hereo In our opinion, it is likely a historical normalcy will return to the markets. The economy is stronger and the profit outlook is brighter than it was a year ago. However, the "wall of worry" that the stock market has to climb will be quite steep. The negatives we see for the market: soaring deficits (trade and budget), a collapsing dollar, worries of rising interest rates, renewed terror attacks, hostile groups opposed to progress in Iraq, an election year (negative implications) and the possibility of inflation returning are among our concerns. Offsetting some of these are the positive signs: tax cuts, low interest rates, a surging GDP, an improving jobs outlook, growing earnings, an election year (positive implications can be found also) and progress against terrorists. The markets do tend to look forward about 6 months. If the economy continues to improve, it is likely that in the next six months we will see rising interest rates. We anticipate the rise in rates will be slow and gradual, unless the Federal Reserve believes serious action is necessary to support the falling dollar.

In our fiscal year annual report dated June 30, 2003 it was our feeling that we would see a decoupling of the stock and bond markets towards the end of calendar year 2003. As of year end this hasn't happened, even though yields did reach their lows in June. The strength in both markets has remained. This resiliency has us pushing our stock and bond market decoupling forecast out into 2004.

Our forecast looks for a gain by the Dow Jones Industrial Average of 8-15% for the calendar year 2004. This would provide for a move higher to anywhere from 11,250 - 12,000 on the Dow Jones Industrial Average. The difficulty will be targeting when a significant correction takes place in the market as such a correction is likely to occur sometime during 2004. The focus for 2004 will move back to a level playing field between the bulls and bears, one in which stock selection will be key to taking advantage of the opportunities presented.

On behalf of The Leonetti Balanced Fund, I thank you for investing with us.

Cordially,

Craig T. Johnson
Portfolio Manager
Leonetti & Associates, Inc.

Small and mid-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Mutual fund investing involves risk. Principal loss is possible.

Opinions expressed are those of Craig T. Johnson and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Please refer to the schedule of investments for complete holdings information. Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security. The Dow Jones Industrial Average is an unmanaged index commonly used to measure performance of U.S. Stocks. One cannot invest directly in an index.

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

The Leonetti Balanced Fund is distributed by Quasar Distributors, LLC. (02/04)

                           THE LEONETTI BALANCED FUND

SCHEDULE OF INVESTMENTS at December 31, 2003 (Unaudited)

  SHARES                                                              VALUE
  ------                                                              -----

COMMON STOCKS: 64.0%

AEROSPACE - DEFENSE: 2.2%
     12,000    The Boeing Co.                                      $   505,680
                                                                   -----------

AUTO MANUFACTURERS: 1.5%
     15,000    Honda Motor Co., Ltd.                                   337,500
                                                                   -----------

AUTO PARTS & EQUIPMENT: 4.3%
      6,000    BorgWarner, Inc.                                        510,420
      8,000    Lear Corp.                                              490,640
                                                                   -----------
                                                                     1,001,060
                                                                   -----------

BANKS: 5.7%
     20,000    BB&T Corp.                                              772,800
     12,000    Bank One Corp.                                          547,080
                                                                   -----------
                                                                     1,319,880
                                                                   -----------

BIOTECHNOLOGY: 3.2%
      8,000    Genentech, Inc.*<F1>                                    748,560
                                                                   -----------

BUILDING MATERIALS: 2.0%
      4,500    American
                 Standard Cos. Inc.*<F1>                               453,150
                                                                   -----------

COMMERCIAL SERVICES: 1.4%
     12,000    ARAMARK
                 Corp. - Class B                                       329,040
                                                                   -----------

COMPUTERS: 4.2%
     14,000    Computer
                 Sciences Corp.*<F1>                                   619,220
     15,000    Hewlett-Packard Co.                                     344,550
                                                                   -----------
                                                                       963,770
                                                                   -----------

DIVERSIFIED FINANCIAL SERVICES: 3.0%
      9,000    Lehman Brothers
                 Holdings Inc.                                         694,980
                                                                   -----------

ENVIRONMENTAL CONTROL: 1.1%
      5,500    Stericycle, Inc.*<F1>                                   256,850
                                                                   -----------

EXCHANGE-TRADED FUNDS: 4.8%
     10,000    Standard & Poor's
                 Depository Receipts                                 1,112,800
                                                                   -----------

FOOD: 3.3%
     15,000    Dean Foods Co.*<F1>                                     493,050
      7,500    H.J. Heinz Co.                                          273,225
                                                                   -----------
                                                                       766,275
                                                                   -----------

HEALTHCARE - SERVICES: 4.4%
     10,000    Oxford Health
                 Plans, Inc.*<F1>                                      435,000
     15,000    Sunrise Senior
                 Living, Inc.*<F1>                                     581,100
                                                                   -----------
                                                                     1,016,100
                                                                   -----------

HOUSEWARES: 1.5%
     15,000    Newell Rubbermaid Inc.                                  341,550
                                                                   -----------

LEISURE - TOYS: 1.1%
     10,000    Leapfrog Enterprises, Inc.*<F1>                         265,300
                                                                   -----------

MEDIA: 4.8%
     15,000    Tribune Co.                                             774,000
     15,000    The Walt Disney Co.                                     349,950
                                                                   -----------
                                                                     1,123,950
                                                                   -----------

MINING: 1.5%
     15,000    Barrick Gold Corp.                                      340,650
                                                                   -----------

PHARMACEUTICALS: 1.7%
     10,000    ImClone Systems Inc.*<F1>                               396,600
                                                                   -----------

RETAIL: 4.0%
     12,000    Bed Bath & Beyond Inc.*<F1>                             520,200
      3,750    Hot Topic, Inc.*<F1>                                    110,475
      8,000    Target Corp.                                            307,200
                                                                   -----------
                                                                       937,875
                                                                   -----------

SEMICONDUCTORS: 1.4%
     10,000    Intel Corp.                                             322,000
                                                                   -----------

SOFTWARE: 1.8%
     15,000    Microsoft Corp.                                         413,100
                                                                   -----------

TELECOMMUNICATIONS: 3.4%
     15,000    Motorola, Inc.                                          211,050
      8,750    Nextel Communications,
                 Inc. - Class A*<F1>                                   245,525
     20,000    Nokia Corp.                                             340,000
                                                                   -----------
                                                                       796,575
                                                                   -----------

TOOLS: 1.7%
      8,000    The Black &
                 Decker Corp.                                          394,560
                                                                   -----------

TOTAL COMMON STOCKS
  (cost $12,355,921)                                                14,837,805
                                                                   -----------

 PRINCIPAL
  AMOUNT
 ---------

BONDS AND NOTES: 27.7%

CORPORATE BONDS: 18.8%
 $  500,000    Bank One Corp.,
                 2.625%, 6/30/08                                       481,298
  1,000,000    General Motors
                 Acceptance Corp.,
                 6.125%, 9/15/06                                     1,070,916
  1,000,000    Hewlett-Packard Co.,
                 5.75%, 12/15/06                                     1,083,341
    500,000    Tribune Co.,
                 5.50%, 10/6/08                                        536,168
    600,000    Verizon Global
                 Funding Corp.,
                 6.125%, 6/15/07                                       657,222
    500,000    Viacom Inc.,
                 5.625%, 5/1/07                                        541,006
                                                                   -----------
                                                                     4,369,951
                                                                   -----------

U.S. GOVERNMENT OBLIGATION AND
  GOVERNMENT AGENCY: 8.9%
    700,000    Federal Farm Credit Bank
                 1.875%, 1/16/07                                       683,075
  1,300,000    U.S. Treasury Note,
                 4.625%, 5/15/06                                     1,378,204
                                                                   -----------
                                                                     2,061,279
                                                                   -----------
TOTAL BONDS AND NOTES
  (cost $6,076,706)                                                  6,431,230
                                                                   -----------

REPURCHASE AGREEMENT: 6.0%
  1,404,000    U.S. Bank Repurchase
                 Agreement, 0.80%,
                 dated 12/31/03,
                 due 1/2/04,
                 [collateralized by
                 $1,431,929 Freddie
                 Mac Gold Mortgage
                 Back, E89339, 5.50%,
                 due 5/1/17
                 (proceeds $1,404,031)]
                 (cost $1,404,000)                                   1,404,000
                                                                   -----------
TOTAL INVESTMENTS
  IN SECURITIES
  (cost $19,836,627):  97.7%                                        22,673,035
Other Assets less Liabilities:  2.3%                                   522,572
                                                                   -----------
NET ASSETS:  100.0%                                                $23,195,607
                                                                   -----------
                                                                   -----------

*<F1>  Non-income producing security.

See accompanying Notes to Financial Statements.

                           THE LEONETTI BALANCED FUND

STATEMENT OF ASSETS AND LIABILITIES at December 31, 2003 (Unaudited)

ASSETS
  Investments in securities, at value (cost $19,836,627)           $22,673,035
  Cash                                                                     573
  Receivables:
      Dividends and interest                                            61,781
      Fund shares sold                                                   2,091
      Securities sold                                                  511,058
  Prepaid expenses                                                      11,988
                                                                   -----------
          Total assets                                              23,260,526
                                                                   -----------

LIABILITIES
  Payables:
      Fund shares redeemed                                              21,013
      Advisory fees                                                     18,045
      Administration fees                                                1,722
      Custody fees                                                       3,045
      Fund accounting fees                                              12,597
  Accrued expenses                                                       8,497
                                                                   -----------
          Total liabilities                                             64,919
                                                                   -----------
  NET ASSETS                                                       $23,195,607
                                                                   -----------
                                                                   -----------
  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
    ($23,195,607/1,707,439; unlimited number of shares
    authorized without par value)                                       $13.59
                                                                        ------
                                                                        ------

COMPONENTS OF NET ASSETS
  Paid-in capital                                                  $22,215,408
  Accumulated net investment income                                     42,630
  Accumulated net realized loss on investments                      (1,898,839)
  Net unrealized appreciation on investments                         2,836,408
                                                                   -----------
          Net assets                                               $23,195,607
                                                                   -----------
                                                                   -----------

See accompanying Notes to Financial Statements.

                           THE LEONETTI BALANCED FUND

STATEMENT OF OPERATIONS For the Six Months Ended December 31, 2003 (Unaudited)

INVESTMENT INCOME
   Income
       Interest                                                     $  158,555
       Dividends (net of foreign withholding tax of $248)               96,644
                                                                    ----------
           Total income                                                255,199
                                                                    ----------
   Expenses
       Advisory fees                                                   112,704
       Transfer agent fees                                              25,206
       Administration fees                                              22,541
       Fund accounting fees                                             19,701
       Audit fees                                                        7,814
       Registration fees                                                 6,554
       Custody fees                                                      5,042
       Reports to shareholders                                           4,083
       Trustee fees                                                      3,579
       Legal fees                                                        2,118
       Insurance expense                                                   706
       Miscellaneous                                                     2,521
                                                                    ----------
           Total expenses                                              212,569
                                                                    ----------
               NET INVESTMENT INCOME                                    42,630
                                                                    ----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain on investments                                  1,158,788
   Change in net unrealized appreciation on investments                808,553
                                                                    ----------
       Net realized and unrealized gain on investments               1,967,341
                                                                    ----------
           NET INCREASE IN NET ASSETS
             RESULTING FROM OPERATIONS                              $2,009,971
                                                                    ----------
                                                                    ----------

See accompanying Notes to Financial Statements.

                           THE LEONETTI BALANCED FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                              SIX MONTHS ENDED            YEAR ENDED
                                                           DECEMBER 31, 2003#<F3>       JUNE 30, 2003
                                                           ----------------------       -------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income                                         $    42,630             $   144,213
   Net realized gain (loss) on investments                         1,158,788              (1,472,369)
   Change in net unrealized
     appreciation on investments                                     808,553                 105,626
                                                                 -----------             -----------
       NET INCREASE (DECREASE) IN NET ASSETS
         RESULTING FROM OPERATIONS                                 2,009,971              (1,222,530)
                                                                 -----------             -----------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                       (118,435)               (254,908)
                                                                 -----------             -----------
       TOTAL DISTRIBUTIONS TO SHAREHOLDERS                          (118,435)               (254,908)
                                                                 -----------             -----------

CAPITAL SHARE TRANSACTIONS
   Net decrease in net assets derived
     from net change in outstanding shares (a)<F2>                  (761,375)             (1,937,981)
                                                                 -----------             -----------
       TOTAL INCREASE (DECREASE) IN NET ASSETS                     1,130,161              (3,415,419)
                                                                 -----------             -----------

NET ASSETS
   Beginning of period                                            22,065,446              25,480,865
                                                                 -----------             -----------
   END OF PERIOD                                                 $23,195,607             $22,065,446
                                                                 -----------             -----------
                                                                 -----------             -----------
Undistributed net investment income                              $    42,630             $   118,435
                                                                 -----------             -----------
                                                                 -----------             -----------

(a)<F2>  A summary of capital share transactions is as follows:

                                               SIX MONTHS ENDED                           YEAR ENDED
                                            DECEMBER 31, 2003#<F3>                      JUNE 30, 2003
                                          -------------------------               -------------------------
                                          Shares              Value               Shares              Value
                                          ------              -----               ------              -----
Shares sold                               24,576           $   311,426            191,821           $ 2,249,872
Shares issued
  in reinvestment
  of distributions                         8,857               118,772             20,919               252,913
Shares redeemed                          (92,815)           (1,191,573)          (368,327)           (4,440,766)
                                         -------           -----------           --------           -----------
Net decrease                             (59,382)          $  (761,375)          (155,587)          $(1,937,981)
                                         -------           -----------           --------           -----------
                                         -------           -----------           --------           -----------

#<F3>  Unaudited.

See accompanying Notes to Financial Statements.

                           THE LEONETTI BALANCED FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period

                                          SIX MONTHS ENDED                           YEAR ENDED JUNE 30,
                                            DECEMBER 31,       ----------------------------------------------------------------
                                             2003#<F4>         2003           2002           2001           2000           1999
                                          ----------------     ----           ----           ----           ----           ----
Net asset value,
  beginning of
  period                                       $12.49         $13.25         $14.27         $17.78         $16.34         $14.02
                                               ------         ------         ------         ------         ------         ------
    INCOME FROM INVESTMENT OPERATIONS:
        Net investment
          income                                 0.03           0.09           0.12           0.13           0.07           0.05
        Net realized and
          unrealized gain
          (loss) on
          investments                            1.14          (0.71)         (0.89)         (2.25)          1.86           3.18
                                               ------         ------         ------         ------         ------         ------
    Total from
      investment
      operations                                 1.17          (0.62)         (0.77)         (2.12)          1.93           3.23
                                               ------         ------         ------         ------         ------         ------
    LESS DISTRIBUTIONS:
        From net
          investment
          income                                (0.07)         (0.14)         (0.12)         (0.06)         (0.05)         (0.05)
        From net
          realized gain                            --             --          (0.13)         (1.33)         (0.44)         (0.86)
                                               ------         ------         ------         ------         ------         ------
    Total
      distributions                             (0.07)         (0.14)         (0.25)         (1.39)         (0.49)         (0.91)
                                               ------         ------         ------         ------         ------         ------
    Net asset value,
      end of period                            $13.59         $12.49         $13.25         $14.27         $17.78         $16.34
                                               ------         ------         ------         ------         ------         ------
                                               ------         ------         ------         ------         ------         ------
    Total return                                 9.37%^<F6>    (4.61)%        (5.36)%       (12.48)%        11.81%         24.28%

    RATIOS/SUPPLEMENTAL DATA:
        Net assets,
          end of period
          (millions)                            $23.2          $22.1          $25.5          $28.0          $30.4          $24.1
        Ratio of expenses
          to average net
          assets                                 1.89%+<F5>     1.94%          1.86%          1.69%          1.61%          1.77%
        Ratio of net
          investment
          income to
          average net
          assets                                 0.38%+<F5>     0.66%          0.87%          0.79%          0.43%          0.35%
        Portfolio
          turnover rate                         48.60%^<F6>    70.34%         80.69%        115.03%         88.76%         81.16%

#<F4>  Unaudited.
+<F5>  Annualized.
^<F6>  Not Annualized.

See accompanying Notes to Financial Statements.

                           THE LEONETTI BALANCED FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 - ORGANIZATION

  The Leonetti Balanced Fund (the "Fund") is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Leonetti Balanced Fund began operations on August 1, 1995. The investment objective of The Leonetti Balanced Fund is to seek total return through a combination of income and capital growth, consistent with preservation of capital.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

  A. Security Valuation. Securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded on Nasdaq shall be valued using the Nasdaq Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on Nasdaq shall be valued at the most recent trade price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

     U.S. Government securities with less than 60 days remaining to maturity when acquired by the Funds are valued on an amortized cost basis. U.S. Government securities with more than 60 days remaining to maturity are valued at the current market value (using the mean between the bid and asked price) until the 60th day prior to maturity, and are then valued at amortized cost based upon the value on such date unless the Board determines during such 60-day period that this amortized cost basis does not represent fair value. Short-term investments are stated at cost which, when combined with accrued interest, approximates market value.

  B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provisions are required.

  C. Security Transactions, Dividend Income and Distributions. Security transactions are accounted for on the trade date. The cost of securities sold is determined on a first-in, first-out basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Discounts and premiums on securities purchased are amortized using the straight line method, which is effectively the same as the interest method.

  D. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

  Leonetti & Associates, Inc. (the "Advisor") provides the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% of the average daily net assets of the Fund. For the six months ended December 31, 2003, The Leonetti Balanced Fund incurred $112,704 in advisory fees.

  U.S. Bancorp Fund Services, LLC ("USBFS"), an indirect, wholly-owned subsidiary of U.S. Bancorp, serves as the Fund's Administrator and, in that capacity, performs various administrative and accounting services for the Fund. USBFS also serves as the Fund's Fund Accountant, Transfer Agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountant; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals.

  For its services, the Administrator receives a monthly fee at the following annual rate:

     Under $15 million                  $30,000
     $15 to $50 million                 0.20% of average daily net assets
     $50 to $100 million                0.15% of average daily net assets
     $100 to $150 million               0.10% of average daily net assets
     Over $150 million                  0.05% of average daily net assets

  For the six months ended December 31, 2003, The Leonetti Balanced Fund incurred $22,541 in administration fees.

  U.S. Bank, N.A., an affiliate of the Administrator, serves as custodian to the Fund.

  Quasar Distributors, LLC, (the "Distributor"), acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

  Certain officers of the Trust are also officers and/or directors of the Administrator and Distributor.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

  The cost of purchases and the proceeds from the sale of securities for the six months ended December 31, 2003 excluding short-term investments, were $10,898,021 and $9,643,943, respectively, for The Leonetti Balanced Fund.

  The cost of purchases and the proceeds from sales of U.S. Government and Government Agency obligations for the six months ended December 31, 2003 excluding short-term investments, were $0 and $0, respectively.

NOTE 5 - REPURCHASE AGREEMENTS

  The Fund may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with such other brokers or dealers that meet the credit guidelines established by the Board of Trustees. The Fund will always receive and maintain, as collateral, securities whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the respective Fund in each agreement, and the Fund will make payment of for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral.

  If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

NOTE 6 - DISTRIBUTIONS TO SHAREHOLDERS

  On December 19, 2003, a distribution of $0.0694 per share was declared for The Leonetti Balanced Fund. The dividend was paid on December 19, 2003, to shareholders of record on December 18, 2003. The tax character of distributions paid during the years ended June 30, 2004 and 2003 was as follows:

                               2004             2003
                               ----             ----
  Distributions paid from:
     Ordinary income         $118,435         $254,908

                           THE LEONETTI BALANCED FUND

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)

  The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set forth below. Unless noted otherwise, each person has held the position listed for a minimum of five years. The SAI includes additional information about the Fund's officers and trustees and is available, without charge, upon request.

                              INDEPENDENT TRUSTEES
                              --------------------

                                      TERM OF                                             # OF FUNDS     OTHER
                         POSITION     OFFICE AND                                          IN COMPLEX     DIRECTORSHIPS
NAME, AGE                HELD WITH    LENGTH OF       PRINCIPAL OCCUPATION                OVERSEEN       HELD BY
AND ADDRESS              THE TRUST    TIME SERVED     DURING PAST FIVE YEARS              BY TRUSTEE     TRUSTEE
-----------              ---------    -----------     ----------------------              ----------     -------------
Dorothy A. Berry         Chairman     Indefinite      Talon Industries                       1           Not
(Born 1943)              and          Term            (administrative,                                   Applicable
2020 E. Financial Way    Trustee      Since           management & business
Suite 100                             May 1991        consulting); formerly
Glendora, CA 91741                                    Chief Operating Officer,
                                                      Integrated Assets
                                                      Management (investment
                                                      advisor and manager)
                                                      and formerly President,
                                                      Value Line, Inc.,
                                                      (investment advisory &
                                                      financial publishing firm).

Wallace L. Cook          Trustee      Indefinite      Retired; formerly                      1           Not
(Born 1939)                           Term            Senior Vice President,                             Applicable
2020 E. Financial Way                 Since           Rockefeller Trust Co.;
Suite 100                             May 1991        Financial Counselor,
Glendora, CA 91741                                    Rockefeller & Co.

Carl A. Froebel          Trustee      Indefinite      Private Investor;                      1           Not
(Born 1938)                           Term            formerly Managing                                  Applicable
2020 E. Financial Way                 Since           Director, Premier
Suite 100                             May 1991        Solutions, Ltd.; formerly
Glendora, CA 91741                                    President and Founder,
                                                      National Investor Data
                                                      Services, Inc. (investment
                                                      related computer software).

Rowley W.P. Redington    Trustee      Indefinite      President; Intertech                   1           Not
(Born 1944)                           Term            Computer Services Corp.                            Applicable
2020 E. Financial Way                 Since           (consumer electronics
Suite 100                             May 1991        and computer service
Glendora, CA 91741                                    and marketing); formerly
                                                      Vice President, PRS of
                                                      New Jersey, Inc.
                                                      (management consulting),
                                                      and Chief Executive
                                                      Officer, Rowley
                                                      Associates (consultants).

                        INTERESTED TRUSTEES AND OFFICERS
                        --------------------------------

                                      TERM OF                                             # OF FUNDS     OTHER
                         POSITION     OFFICE AND                                          IN COMPLEX     DIRECTORSHIPS
NAME, AGE                HELD WITH    LENGTH OF       PRINCIPAL OCCUPATION                OVERSEEN       HELD BY
AND ADDRESS              THE TRUST    TIME SERVED     DURING PAST FIVE YEARS              BY TRUSTEE     TRUSTEE
-----------              ---------    -----------     ----------------------              ----------     -------------
Steven J. Paggioli       Trustee      Indefinite      Consultant, U.S.                       1           Trustee,
(Born 1950)                           Term            Bancorp Fund Services,                             Managers
2020 E. Financial Way                 Since           LLC since July, 2001;                              Funds
Suite 100                             May 1991        formerly Executive Vice
Glendora, CA 91741                                    President, Investment
                                                      Company Administration,
                                                      LLC ("ICA") (mutual
                                                      fund administrator and
                                                      the Fund's former
                                                      administrator).

Robert M. Slotky         President    Indefinite      Vice President, U.S.                               Not
(Born 1947)                           Term            Bancorp Fund Services,                             Applicable
2020 E. Financial Way                 Since           LLC since July, 2001;
Suite 100                             August 2002     formerly, Senior Vice
Glendora, CA  91741                                   President, ICA (May
                                                      1997-July 2001); former
                                                      instructor of accounting
                                                      at California State
                                                      University-Northridge (1997).

Eric W. Falkeis          Treasurer    Indefinite      Vice President, U.S.                               Not
(Born 1973)                           Term            Bancorp Fund Services,                             Applicable
615 E. Michigan St.                   Since           LLC since 1997; Chief
Milwaukee, WI  53202                  August 2002     Financial Officer,
                                                      Quasar Distributors,
                                                      LLC, since 2000.

Chad E. Fickett          Secretary    Indefinite      Compliance                                         Not
(Born 1973)                           Term            Administrator, U.S.                                Applicable
615 E. Michigan St.                   Since           Bancorp Fund Services,
Milwaukee, WI  53202                  March 2002      LLC since July, 2000.

                                    ADVISOR
                          LEONETTI & ASSOCIATES, INC.
                         1130 Lake Cook Road, Suite 300
                            Buffalo Grove, IL 60089
                             www.leonettiassoc.com

                                  DISTRIBUTOR
                            QUASAR DISTRIBUTORS, LLC
                             615 E. Michigan Street
                              Milwaukee, WI 53202

                                   CUSTODIAN
                                U.S. BANK, N.A.
                               425 Walnut Street
                             Cincinnati, OH  45202

                                 TRANSFER AGENT
                        U.S. BANCORP FUND SERVICES, LLC
                                  P.O. Box 701
                            Milwaukee, WI 53201-0701
                                 (800) 537-3585

                              INDEPENDENT AUDITORS
                              TAIT, WELLER & BAKER
                         1818 Market Street, Suite 2400
                            Philadelphia, PA  19103

                                 LEGAL COUNSEL
                     PAUL, HASTINGS, JANOFSKY & WALKER, LLP
                          55 Second Street, 24th Floor
                         San Francisco, CA  94105-3441

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. [RESERVED]
------------------

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. [RESERVED]
------------------

ITEM 9. CONTROLS AND PROCEDURES.
--------------------------------

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.
-----------------

(a)  (1) Incorporate by reference to previous Form N-CSR filing.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Professionally Managed Portfolios
                   ---------------------------------------------------

     By (Signature and Title) /s/  Robert M. Slotky
                              ----------------------------------------
                                   Robert M. Slotky, President

     Date   February 18, 2004
            ----------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)  /s/   Robert M. Slotky
                               ---------------------------------------
                                     Robert M. Slotky, President

     Date   February 18, 2004
            ----------------------------------------------------------

     By (Signature and Title) /s/   Eric W. Falkeis
                              ----------------------------------------
                                    Eric W. Falkeis, Treasurer

     Date   February 18, 2004
            ----------------------------------------------------------